One Commerce Square
	                                           Philadelphia, PA 19103

Delaware Investments
                                             1933 Act Rule 497(j)
                                        1933 Act File No. 2-13017
                                        1940 Act File No. 811-750

February 4, 2000

Filed via EDGAR (CIK #0000027574)
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Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: 	File No. 2-13017
     DELAWARE GROUP EQUITY FUNDS II -
     DELAWARE DECATUR EQUITY INCOME FUND
     DELAWARE GROWTH AND INCOME FUND
     DELAWARE BLUE CHIP FUND
     DELAWARE SOCIAL AWARENESS FUND
     -------------------------------------

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses for the Class A, Class B, Class C and Institutional Class of Delaware Decatur Equity Income Fund, Delaware Growth and Income Fund, Delaware Blue Chip Fund and Delaware Social Awareness Fund that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 115, the most recent post-effective amendment of Delaware Group Equity Funds II. Post-Effective Amendment No. 115 was filed electronically with the Commission on January 31, 2000 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/Michael T. Pellegrino
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Michael T. Pellegrino
Assistant Vice President/
Assistant Secretary/
Senior Counsel